Short-Term Bank Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-Term Debt [Abstract]
Summary of short-term bank borrowings
	June 30,	December 31,
	2012	2011
	(Unaudited)

Bank borrowings-secured/guaranteed	$393,534,612	$225,969,421

As of December 31,
2011	2010

Bank borrowings-secured/guaranteed	$225,969,421	$135,768,634